ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
4.	ACCOUNTS RECEIVABLE, NET

Accounts receivable from the continuing operation consist of the following:

	December 31,
	2015	2014
	US$	US$
		(Restated)
Accounts receivable	9,569,468	13,425,508
Less: allowance for doubtful accounts	(8,913,180)	(12,538,651)
Net accounts receivable	656,288	886,857
Less: accounts receivable, net, held for discontinued operations	(36,876)	(744,628)
Accounts receivable, net, held for continuing operations	619,412	142,229

Movement of allowance for doubtful accounts is as follows:

	December 31,
	2015	2014
	US$	US$
		(Restated)
Beginning balance	12,538,651	935,865
Addition	164,039	11,621,912
Less: write-off	(3,247,077)	-
Exchange rate effect	(542,433)	(19,126)
Ending balance	8,913,180	12,538,651
Less: balance held for discontinued operations	(8,833,017)	(12,464,175)
Ending balance held for continuing operations	80,163	74,476